Condensed Consolidated Statements of Operations (unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Loss per share (basic and diluted)	$ (0.19)	$ (0.12)	$ (0.53)	$ (0.24)
Weighted average number of shares (basic and diluted)	34,825,971	33,965,804	34,113,108	33,179,973